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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21448


                   Pioneer Municipal and Equity Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

              Pioneer Municipal and Equity Income Trust
              SCHEDULE OF INVESTMENTS 8/31/08 (unaudited)

Principal
Amount ($)                                                           Value ($)
              TAX EXEMPT OBLIGATIONS  - 82.7%  of Net Assets
              Alabama - 1.5%
5,000,000     Huntsville-Redstone Village Special Care Facilities Fi 3,970,050
1,500,000     Sylacauga Health Care Authority Revenue, 6.0%, 8/1/35  1,322,505
                                                                     5,292,555
              Arizona - 1.1%
1,000,000     Maricopa County Hospital Revenue, 5.0%, 4/1/35          871,470
470,000     + Pima County Industrial Development Authority, 6.375%,   539,786
530,000       Pima County Industrial Development Authority, 6.375%,   516,278
979,000       Pima County Industrial Development Authority, 6.75%, 7  983,259
925,000     + Pima County Industrial Development Authority, 7.5%, 7/ 1,108,844
                                                                     4,019,637
              California - 3.5%
1,000,000     California Health Facilities Authority Revenue, 5.25%,  996,360
9,000,000     Golden State Tobacco Securitization Corp., 5.125%, 6/1 6,696,180
4,000,000   + Golden State Tobacco Securitization Corp., 6.75%, 6/1/ 4,623,480
                                                                    12,316,020
              Colorado - 0.7%
3,000,000     Colorado Educational & Cultural Facilities Authority R 2,576,940

              Connecticut - 1.0%
1,500,000     Mohegan Tribe Indians Gaming Authority, 5.25%, 1/1/33  1,198,065
2,470,000     Mohegan Tribe Indians Gaming Authority, 6.25%, 1/1/31  2,246,465
                                                                     3,444,530
              District of Columbia - 1.1%
4,000,000     District of Columbia Tobacco Settlement Financing Corp 3,968,440

              Florida - 3.5%
1,105,000     Highlands County Health Facilities Authority Revenue,  1,078,657
5,000,000   + Highlands County Health Facilities Authority Revenue,  5,579,150
2,000,000     Lee County Industrial Development Authority Revenue, 5 1,609,920
585,000       Madison County First Mortgage Revenue, 6.0%, 7/1/25     536,568
2,025,000     Miami Beach Health Facilities Authority Revenue, 5.375 1,734,007
500,000       Miami Beach Health Facilities Authority Revenue, 6.7%,  508,230
1,400,000     Orange County Health Facilities Authority Revenue, 5.5 1,141,322
                                                                    12,187,854
              Georgia - 0.8%
2,500,000   + Milledgeville-Baldwin County Development Authority Rev 2,857,775

              Illinois - 6.2%
3,000,000     Chicago Illinois General Obligation, 5.0%, 1/1/28      3,031,980
4,580,000     Illinois Development Finance Authority Revenue, 5.25%, 4,658,501
5,000,000     Illinois Educational Facilities Authority Revenue, 5.0 5,013,350
4,000,000     Illinois Finance Authority Revenue, 5.5%, 8/15/30      3,789,280
2,000,000   + Illinois Finance Authority Revenue, 5.5%, 8/15/43      2,250,120
2,055,000 (a) Illinois Finance Authority Revenue, RIB, 11.749%, 8/15 2,928,786
                                                                    21,672,017
              Indiana - 3.1%
5,000,000     Indiana Health & Educational Facilities Financing Auth 4,490,050
4,135,000     Indiana State Development Finance Authority Revenue, 5 4,170,768
2,570,000     Vigo County Hospital Authority Revenue, 5.8%, 9/1/47 ( 2,144,871
                                                                    10,805,689
              Iowa - 0.9%
4,000,000     Iowa Financing Authority Senior Housing Revenue, 5.625 3,215,120

              Kansas - 0.6%
750,000       Manhattan Health Care Facilities Revenue, 5.125%, 5/15  587,197
2,000,000     Manhattan Health Care Facilities Revenue, 5.125%, 5/15 1,540,720
                                                                     2,127,917
              Louisiana - 3.5%
5,000,000     Louisiana Public Facilities Authority Revenue, 5.5%, 5 4,723,000
8,335,000     Tobacco Settlement Financing Corp., 5.875%, 5/15/39    7,553,177
                                                                    12,276,177
              Maryland - 2.1%
3,000,000     Frederick County Educational Facilities Revenue, 5.625 2,820,540
1,000,000     Maryland State Economic Development Revenue, Series A,  945,500
660,000       Maryland State Economic Development Revenue, Series B,  624,030
1,000,000     Maryland State Economic Development Revenue, 5.0%, 12/  745,180
2,000,000  +  Maryland State Health & Higher Educational Facilities  2,194,540
                                                                     7,329,790
              Massachusetts - 7.8%
8,500,000 (a) Lehman Brothers Municipal Trust Receipts, RIB, 7.861%,10,333,960
4,500,000     Massachusetts Health & Educational Facilities Authorit 3,691,530
2,000,000     Massachusetts Health & Educational Facilities Authorit 2,016,100
1,550,000     Massachusetts Health & Educational Facilities Authorit 1,514,908
1,600,000     Massachusetts Health & Educational Facilities Authorit 1,566,048
2,120,000     Massachusetts Health & Educational Facilities Authorit 2,070,646
900,000       Massachusetts Health & Educational Facilities Authorit  909,801
2,750,000     Massachusetts Health & Educational Facilities Authorit 2,793,615
500,000       Massachusetts State Development Finance Agency, 5.5%,   431,130
1,100,000     Massachusetts State Development Finance Agency, 5.625% 1,095,908
1,000,000     Massachusetts State Development Finance Agency, 5.7%,   980,000
                                                                    27,403,646
              Michigan - 3.5%
5,000,000   + Macomb County Hospital Finance Authority Revenue, 5.87 5,629,350
1,550,000     Meridian Economic Development Corporate Ltd. Obligatio 1,399,247
3,340,000     Michigan Public Educational Facilities Authority Reven 2,866,087
2,000,000     Michigan State Hospital Finance Authority Revenue, 5.2 1,692,620
1,000,000     Michigan State Hospital Finance Authority Revenue, 5.5  825,860
                                                                    12,413,164

              Minnesota - 1.1%
2,000,000   + Duluth Economic Development Authority Health Care Faci 2,215,320
1,500,000   + Duluth Economic Development Authority Health Care Faci 1,661,490
                                                                     3,876,810
              Missouri - 0.5%
1,720,000     Missouri State Health & Educational Authority Health F 1,591,344

              Montana - 0.3%
1,000,000     Montana Finance Authority Hospital Facilities Revenue,  989,820

              Nevada - 0.4%
1,500,000     Henderson Nevada Health Care Facilities Revenue, 5.625 1,515,465

              New Hampshire - 0.8%
1,600,000   + New Hampshire Business Finance Authority Revenue, 6.05 1,668,688
1,000,000     New Hampshire Health & Education Facilities Authority  1,006,640
                                                                     2,675,328
              New Jersey - 6.4%
1,250,000 Camden County Improvement Authority Revenue, 5.75%, 2/ 1,203,138 5,920,000 (a) Garden State Preservation Trust, RIB, 12.393%, 11/1/22 8,213,467
710,000       New Jersey Economic Development Authority Revenue, 5.7  655,138
1,000,000     New Jersey Health Care Facilities Financing Authority   934,530
5,000,000     New Jersey Health Care Facilities Financing Authority  4,693,650
3,500,000     New Jersey Health Care Facilities Financing Authority  3,450,090
3,000,000   + Tobacco Settlement Financing Corp., 6.25%, 6/1/43      3,454,380
                                                                    22,604,393
              New Mexico - 0.7%
1,000,000     Dona Ana County PILT Revenue, 5.25%, 12/1/25            969,250
1,500,000     Farmington New Mexico Hospital Revenue, 5.0%, 6/1/23   1,416,915
                                                                     2,386,165
              New York - 4.3%
2,500,000     Albany Industrial Development Agency Civic Facilities  2,316,275
2,000,000     Dutchess County Industrial Development Agency Revenue, 2,126,620
3,255,000 (a) Lehman Brothers Municipal Trust Receipts, RIB, 9.698%, 3,329,377
1,700,000     Nassau County Industrial Development Agency, 6.7% 1/1/ 1,681,317
1,000,000     New York City Industrial Development Agency, 5.0%, 7/1 1,022,790
1,000,000     New York City Industrial Development Agency, 5.25%, 7/ 1,045,380
1,000,000     Suffolk County Industrial Development Agency Civic Fac  806,770
3,000,000     Ulster County Industrial Development Agency Civic Faci 2,884,800
                                                                    15,213,329
              North Carolina - 0.5%
1,000,000     North Carolina Capital Facilities Finance Agency Stude  907,060
1,000,000     North Carolina Capital Facilities Finance Agency Stude  867,350
                                                                     1,774,410
              Ohio - 2.3%
1,500,000     Cuyahoga County Health Care & Independent Living Facil 1,316,910
1,500,000     Cuyahoga County Health Care & Independent Living Facil 1,304,880
1,000,000     Hamilton County Hospital Facilities Revenue, 5.125%, 5  904,910
3,955,000 (a) Lehman Brothers Municipal Trust Receipts, RIB, 10.158% 4,413,622
                                                                     7,940,322
              Oregon - 0.8%
2,935,000     Oregon State Housing & Community Services Department M 2,935,440

              Pennsylvania - 3.7%
3,000,000     Allegheny County Hospital Development Authority Revenu 2,093,910
5,000,000   + Pennsylvania State Turnpike Commission Oil Franchise T 5,506,400
1,315,000   + Sayre Health Care Facilities Authority Revenue, 5.875% 1,458,151
685,000       Sayre Health Care Facilities Authority Revenue, 5.875%  693,679
700,000       Scranton-Lackawanna Health and Welfare Authority Hospi  698,803
460,000       Scranton-Lackawanna Health and Welfare Authority Hospi  458,376
2,165,000     Swarthmore Borough Authority College Revenue, 5.0%, 9/ 2,178,293
                                                                    13,087,612
              Puerto Rico - 1.4%
75,000      + Puerto Rico Public Buildings Authority Revenue, 5.25%,  82,205
4,925,000     Puerto Rico Public Buildings Authority Revenue, 5.25%, 4,864,029
                                                                     4,946,234
              Rhode Island - 1.3%
1,640,000     Tobacco Settlement Financing Corp., 6.125%, 6/1/32     1,538,615
3,100,000     Tobacco Settlement Financing Corp., 6.25%, 6/1/42      2,816,598
                                                                     4,355,213
              South Carolina - 3.8%
2,000,000     Berkeley County School District Installment Lease, 5.0 1,909,620
5,000,000     Florence County Hospital Revenue, 5.25%, 11/1/34       5,046,800
3,500,000   + Lexington County Health Services District, Inc., Hospi 3,876,530
540,000     + South Carolina Jobs Economic Development Authority Rev  598,714
1,960,000     South Carolina Jobs Economic Development Authority Rev 1,975,268
                                                                    13,406,932
              Tennessee  - 0.7%
2,500,000     Knox County Health Educational & Housing Facilities Bo 2,559,750

              Texas  - 6.1%
1,552,000     Houston Housing Financing Corp., 6.25%, 9/20/31        1,585,368
2,750,000     Lower Colorado River Authority, 5.0%, 5/15/31          2,759,955
5,000,000     North Texas Tollway Authority Revenue, 5.75%, 1/1/38   4,821,300
1,711,000     Panhandle Regional Housing Finance Corp., 6.6%, 7/20/3 1,777,233
3,000,000     Richardson Hospital Authority, 6.0%, 12/1/34           2,870,010
1,000,000     Seguin Higher Education Facilities Corp. Revenue, 5.0%  930,030
1,500,000  +  Texas State Student Housing Revenue, 6.5%, 9/1/34      1,721,730
2,160,000     Willacy County Local Government Corp. Revenue, 6.0%, 9 2,139,502
3,000,000     Willacy County Local Government Corp. Revenue, 6.875%, 2,841,660
                                                                    21,446,788
              Vermont  - 1.4%
3,750,000 (a) Lehman Brothers Municipal Trust Receipts, RIB, 11.29%, 3,617,550 1,295,000 Vermont Educational & Health Buildings Financing Agenc 1,192,281
                                                                     4,809,831
              Virginia  - 1.5%
1,500,000     Prince William County Industrial Development Hospital  1,480,035
3,925,000     Prince William County Industrial Development Hospital  3,770,630
                                                                     5,250,665
              Washington - 2.8%
3,000,000     King County Washington Sewer Revenue, 5.0%, 1/1/35     2,995,440
7,000,000     Tobacco Settlement Authority Revenue, 6.625%, 6/1/32   6,896,190
                                                                     9,891,630
              Wisconsin  - 1.0%
3,500,000     Wisconsin State Health & Educational Facilities Author 3,317,650

              TOTAL TAX-EXEMPT OBLIGATIONS
              (Cost $293,507,915) (b)                               290,482,402

   Shares
              COMMON STOCKS  - 39.3%  of Net Assets
              Energy - 1.7%
              Oil & Gas Drilling - 0.6%
19,566        Diamond Offshore Drilling, Inc.                        2,150,499

              Oil & Gas Storage & Transportation - 1.1%
142,876       Spectra Energy Corp.                                   3,780,499
              Total Energy                                           5,930,998

              Materials - 0.7%
              Diversified Chemicals - 0.7%
94,000        Olin Corp.                                             2,529,540
              Total Materials                                        2,529,540

              Capital Goods - 0.5%
              Aerospace & Defense - 0.5%
27,334        Northrop Grumman Corp., 7.0%                           1,881,946
              Total Capital Goods                                    1,881,946

              Commercial Services & Supplies - 0.6%
              Commercial Printing - 0.6%
79,034        R.R. Donnelley & Sons Co.                              2,203,468
              Total Commercial Services & Supplies                   2,203,468

              Consumer Durables & Apparel - 0.1%
              Home Furnishings - 0.1%
50,000        Bassett Furniture Industries, Inc.                      514,000
              Total Consumer Durables & Apparel                       514,000

              Media - 1.0%
              Movies & Entertainment - 1.0%
206,487       Regal Entertainment Group                              3,460,722
              Total Media                                            3,460,722

              Food, Beverage & Tobacco - 8.3%
              Packaged Foods & Meats - 1.4%
257,800       B&G Foods, Inc.                                        2,077,868
92,828        Kraft Foods, Inc.                                      2,925,010
                                                                     5,002,878
              Tobacco - 6.9%
134,140       Altria Group, Inc.                                     2,820,964
172,872       Lorillard, Inc.                                       12,488,273
134,140       Philip Morris International, Inc.                      7,203,318
29,704        Reynolds American, Inc.                                1,573,718
                                                                    24,086,273
              Total Food, Beverage & Tobacco                        29,089,151

              Pharmaceuticals, Biotechnology & Life Sciences - 4.2%
              Pharmaceuticals - 4.2%
329,758       Bristol-Myers Squibb Co.                               7,037,036
216,536       Merck & Co., Inc.                                      7,723,839
              Total Pharmaceuticals, Biotechnology & Life Sciences  14,760,875

              Banks - 1.1%
              Regional Banks - 0.5%
81,550        KeyCorp                                                 979,416
67,800        Regions Financial Corp.                                 628,506
                                                                     1,607,922
              Thrifts & Mortgage Finance - 0.6%
222,700       TrustCo Bank Corp., NY                                 2,178,006

              Total Banks                                            3,785,928

              Diversified Financials - 2.0%
              Other Diversified Financial Services - 0.4%
42,500        Bank of America Corp.                                  1,323,450

              Investment Banking & Brokerage - 1.6%
134,161       Lazard, Ltd., 6.625%                                   5,687,085
              Total Diversified Financials                           7,010,535

              Telecommunication Services - 10.5%
              Integrated Telecommunication Services - 10.5%
187,900       AT&T, Inc.                                             6,010,921
7,670         FairPoint Communications, Inc.                          67,880
529,946       Frontier Communications Corp.                          6,661,421
406,745       Verizon Communications, Inc.                          14,284,884
790,184       Windstream Corp.                                       9,814,085
              Total Telecommunication Services                      36,839,191

              Utilities - 8.6%
              Electric Utilities - 2.2%
285,753       Duke Energy Corp.                                      4,983,532
138,400       Empire District Electric Co.                           2,920,240
                                                                     7,903,772
              Gas Utilities - 3.9%
81,249        AGL Resources, Inc.                                    2,686,092
395,466       Atmos Energy Corp.                                    10,891,134
                                                                    13,577,226
              Multi-Utilities - 2.5%
100,000       Consolidated Edison, Inc.                              4,090,000
134,112       NSTAR                                                  4,538,350
                                                                     8,628,350
              Total Utilities                                       30,109,348
              TOTAL COMMON STOCKS
              (Cost $131,149,283)                                   138,115,702

              NON-CONVERTIBLE PREFERRED STOCKS - 3.8% of Net Assets
              Banks - 1.0%
              Diversified Banks - 1.0%
150,000       JPMorgan Chase Capital Trust XVI, 6.35%                3,420,000
              Total Banks                                            3,420,000

              Diversified Financials - 0.6%
              Other Diversified Financial Services - 0.6%
37,300        JPMorgan Chase & Co. Series F, 5.72%                   1,445,748
13,700        JPMorgan Chase & Co. Series G, 5.49%                    503,612
              Total Diversified Financials                           1,949,360

              Insurance - 0.0%
              Life & Health Insurance - 0.0%
72,550        Scottish Re Group, Ltd., 7.25%                          148,728
              Total Insurance                                         148,728

              Real Estate - 0.3%
              Retail Real Estate Investment Trust - 0.3%
53,500        Regency Centers Corp., Series E, 6.7%                  1,102,100
              Total Real Estate                                      1,102,100

              Utilities - 1.9%
              Electric Utilities - 1.9%
58,400        Alabama Power Co., 5.3%                                1,284,800
57,000        Alabama Power Co., 5.83%                               1,311,000
78,000        Interstate Power and Light Co., Series B, 8.375%       2,147,340
7,700         PPL Electric Utilities Corp., 4.5%                      612,920
73,000        Southern California Edison Co., 4.32%                  1,365,100
              Total Utilities                                        6,721,160
              TOTAL NON-CONVERTIBLE PREFERRED STOCKS
              (Cost $17,039,149)                                    13,341,348

              CONVERTIBLE PREFERRED STOCKS - 0.9% of Net Assets
              Commercial Services & Supplies - 0.8%
              Office Services & Supplies - 0.8%
60,000        Avery Dennison Corp., 7.875%                           2,821,200
              Total Commercial Services & Supplies                   2,821,200

              Insurance - 0.1%
              Property & Casualty Insurance - 0.1%
47,919        XL Capital, Ltd., Class A, 7.0%                         396,769
              Total Insurance                                         396,769

              TOTAL CONVERTIBLE PREFERRED STOCKS
              (Cost $4,203,881)                                      3,217,969

              TAX-EXEMPT MONEY MARKET MUTUAL FUND - 9.4% of Net Assets
33,005,000    BlackRock Liquidity Funds MuniFund Portfolio          33,005,000
              TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
              (Cost $33,005,000)                                    33,005,000

              TOTAL INVESTMENTS IN SECURITIES - 136.1%
              (Cost $478,905,228) (c)                               478,162,421
              OTHER ASSETS AND LIABILITIES 14.1%                    49,502,647
              PREFERRED SHARES AT REDEMPTION VALUE,
              INCLUDING DIVIDENDS PAYABLE  - (50.2%)              (176,340,209)
              NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0%  351,324,859

RIB           Residual Interest Bonds

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At August 31, 2008, the value of these securities amounted $41,809,873, or 11.9% of total net assets.

+ Prerefunded bonds have been collateralized by U.S. Treasury securities or U.S. Government Agencies, which are held in escrow to pay
              interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(a) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the coupon rate at August 31, 2008.


(b) The concentration of tax-exempt investments by type of obligation/market sector is as follows:
                   Insured:
                        FSA                                         8.2%
                        Radian                                      2.8
                        MBIA                                        1.7
                        FGIC                                        1.2
                        AMBAC                                       0.9
                                                                    14.8%

                   General Obligation                               4.0
                   Revenue Bonds:
                      Health Revenue                                30.4
                      Tobacco Revenue                               15.1
                      Other Revenue                                 10.2
                      Development Revenue                           9.2
                      Education Revenue                             7.2
                      Facilities Revenue                            3.0
                      Housing Revenue                               2.9
                      Transportation Revenue                        1.5
                      Gaming Revenue                                1.1
                      Other Revenue                                 0.0
                      School District Revenue                       0.6
                                                                    100.0%

(c) At August 31, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $478,645,019 was as follows:

                   Aggregate gross unrealized gain for all investments in
                   which there is an excess of value over tax c   $27,515,009
                   Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over val (27,997,607)
                   Net unrealized loss                            $(482,598)

              For financial reporting purposes net unrealized loss on investments was $742,807 and cost of investments aggregated $478,905,228.

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

              The following is a summary of the inputs used as of August
                  31, 2008, in valuing the Fund's assets:

Valuation Inputs                               Investments     Other Financial
                                               in Securities    Instruments
Level 1 - Quoted Prices                        $154,675,019     $  -
Level 2 - Other Significant Observable Inputs   323,487,402      (942,512)
Level 3 - Significant Unobservable Inputs         -                -
Total                                          $478,162,421     $(942,512)


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Municipal and Equity Income Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 29, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date October 29, 2008

* Print the name and title of each signing officer under his or her signature.